FORM N-Q
        QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06445

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                     The Herzfeld Caribbean Basin Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      P.O. BOX 161465, MIAMI, FLORIDA 33116
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               (Address of principal executive offices) (Zip code)

                               THOMAS J. HERZFELD
                        P.O. BOX 161465, MIAMI, FL 33116
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 305-271-1900
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                        Date of fiscal year end: 06/30/06
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                       Date of reporting period: 03/31/06
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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2006 (unaudited)
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Shares or
Principal Amount                  Description                      Market Value
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                     Common stocks - 100.17% of net assets

                          Banking and finance - 5.53%
    10,000 Bancolombia, S.A                                        $    349,000
    22,920 Banco Latinoamericano de Exportaciones, S.A                  389,869
     2,000 Doral Financial Corp.                                         23,100
    16,400 Grupo Financiero Banorte, S.A. de C.V. Series O               38,840
     9,900 Grupo Financiero Inbursa, S.A. de C.V. Series O*              14,722

                             Communications - 11.99%
    35,600 America Movil, S.A. de C.V. Series A                          60,455
   137,300 America Movil, S.A. de C.V. Series L                         234,925
    12,500 America Telecom, S.A. de C.V. Series A1*                      72,838
     4,100 Atlantic Tele-Network, Inc.                                  233,700
    11,900 Carso Global Telecom, S.A. de C.V. Series A1*                 26,871
     7,000 Garmin Ltd.                                                  556,010
       725 Grupo Iusacell, S.A. de C.V. *                                 1,867
    16,800 Grupo Radio Centro, S.A. ADR                                  96,600
    14,300 Grupo Televisa, S.A. ADR                                     284,570
    13,400 Grupo Televisa, S.A. Series CPO                               53,199
     1,000 Telefonos de Mexico ADR                                       22,480
    23,800 Telefonos de Mexico, S.A. de C.V. Series A                    26,653
    78,600 Telefonos de Mexico, S.A. de C.V. Series L                    88,528
    13,900 TV Azteca, S.A. de C.V. Series CPO                             8,740

                  Conglomerates and holdings companies - 2.31%
     5,400 Alfa, S.A. de C.V. Series A                                   30,728
    42,595 BB Holdings Ltd.*                                            195,937
    13,000 Carlisle Group Ltd.*                                          26,429
     3,200 Corporacion Interamericana de Entretenimiento,
           S.A. de C.V. Series B*                                         6,316
     1,580 Desc, S.A. de C.V. Series B*                                   1,826
    11,000 Grupo Carso, S.A. de C.V. Series A1                           25,435
       600 Grupo Imsa, S.A. de C.V. Series UBC                            2,054
     2,525 OneSource Services, Inc.                                      31,151
     3,300 U.S. Commercial Corp., S.A. de C.V.*                           1,045
     2,900 Vitro, S.A. Series A                                           2,662
     6,000 Vitro, S.A. ADR                                               16,500

                   Construction and related - 11.88%
    22,716 Cemex, S.A. de C.V. Series CPO                               148,048
     1,500 Cemex S.A. de C.V. ADR                                        97,920
     2,032 Ceramica Carabobo Class A ADR*                                 4,228
     4,300 Consorcio ARA, S.A. de C.V.                                   19,104
     3,583 Empresas ICA, Sociedad Controladora, S.A. de C.V.*            11,051
       800 Grupo Cementos de Chihuahua, S.A. de C.V                       2,497
    20,600 Florida Rock Industries, Inc.                              1,158,132
    21,950 Mastec, Inc.*                                                311,032

              Consumer products and related manufacturing - 9.55%
   800,000 Atlas Electricas, S.A                                         35,594
     5,900 Grupo Casa Saba, S.A. ADR                                    129,682
    17,500 Watsco Incorporated                                        1,243,375

                      Food, beverages and tobacco - 1.86%
       300 Alsea, S.A. de C.V.                                            1,033
     4,800 Coca-Cola Femsa, S.A. de C.V. ADR                            159,360
       200 Coca-Cola Femsa, S.A. de C.V., Series L                          664
     6,300 Fomento Economico Mexicano, S.A. de C.V. Series UBD           58,003
       800 Gruma S.A. de C.V. Series B                                    2,350
     7,600 Grupo Bimbo, S.A. de C.V. Series A                            24,947
     7,700 Grupo Modelo, S.A. de C.V. Series C                           28,096

                         Housing - 0.08%
     1,700 Corporacion Geo S.A. de C.V., Series B*                        6,258
       100 Desarrolladora Homex, S.A. de C.V.                               587
       400 Sare Holding, S.A. de C.V. Series B*                             466
       500 Urbi Dessarrollos Urbanos, S.A. de C.V.*                       3,783

                         Investment companies - 1.82%
     4,000 The Mexico Fund                                              121,920
    11,000 Salomon Brothers Worldwide Income Fund                       146,410

                                Leisure - 9.22%
    10,500 Carnival Corp.                                               497,385
    20,500 Royal Caribbean Cruises Ltd.                                 861,410

                                Medical - 3.50%
    25,159 CancerVax Corp.                                               71,200
    11,160 Orthofix International N.V.*                                 444,391

                                Mining - 0.02%
     1,200 Grupo Mexico, S.A. de C.V., Series B                           3,409

                             Pulp and paper - 0.14%
     6,100 Kimberly-Clark de Mexico, S.A. de C.V. Series A               20,830

                       Railroad and landholdings - 18.10%
    49,500 Florida East Coast Industries Inc.                         2,668,050

                                 Retail - 0.95%
     3,700 Controladora Comercial Mexicana, S.A. de C.V
           Series UBC                                                     6,317
     1,380 Grupo Elektra, S.A. de C.V. Series CPO                        13,871
    44,612 Wal-Mart de Mexico, S.A. de C.V. Series V                    119,372

                             Service - 0.01%
       700 Grupo Aeroportuario del Sureste, S.A. de C.V. Series B         2,332
       100 Promotora Ambiental S.A. de C.V.*                                133

                      Trucking and marine freight - 10.70%
    14,800 Grupo TMM, S.A. ADR*                                          72,816
       700 Seaboard Corporation                                       1,115,800
    41,799 Trailer Bridge, Inc.*                                        388,731

                               Utilities - 9.27%
    12,000 Caribbean Utilities Ltd. Class A                             145,080
    49,600 Consolidated Water, Inc.                                   1,214,704
       700 Cuba Electric Company*                                         6,930

                                 Other - 3.24%
     3,000 Copa Holdings                                                 68,550
    54,921 Margo Caribe, Inc.*                                          390,488
       100 Mexichem S.A. de C.V.                                            128
       843 Siderurgica Venezolana Sivensa ADR                             3,438
        75 Siderurgica Venezolana Sivensa Series B                          306
    45,000 Xcelera, Inc.*                                                14,175

Total common stocks (cost $8,374,039)                              $ 14,767,436

                            Bonds - 0% of net assets
   165,000 Republic of Cuba - 4.5%, 1977 -
           in default (cost $63,038)*                                        --

Other assets less liabilities - (0.17%) of net assets              $    (24,687)

Net assets - 100% (applicable to 1,677,636 shares; equivalent
           to $8.79 per share) (a)                                 $ 14,742,739

*Non-income producing

(a) The cost for federal income tax purposes was $8,374,039. At March 31, 2006, net unrealized gain for all securities based on tax cost was $6,393,397. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost of $6,798,642 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $405,245.
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ITEM 2. CONTROLS AND PROCEDURES

      (a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, is attached as an exhibit to this filing.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Herzfeld Caribbean Basin Fund, Inc.


By /s/ Thomas J. Herzfeld
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Thomas J. Herzfeld
Chairman and President

Date: May 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Thomas J. Herzfeld
-------------------------
Thomas J. Herzfeld
Chairman and President

Date: May 2, 2006

By /s/ Cecilia L. Gondor
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Cecilia L. Gondor
Treasurer

Date: May 2, 2006